UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Voyager Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (94.0%)(a)
			Shares	Value

Aerospace and defense (2.9%)

Airbus Group NV (France)			78,989	$5,657,508

General Dynamics Corp.			52,400	5,707,408

Honeywell International, Inc.			75,500	7,003,380

United Technologies Corp.			69,900	8,167,116

				26,535,412
Airlines (1.4%)

American Airlines Group, Inc.(NON)			55,300	2,023,980

China Southern Airlines Co., Ltd. (China)			12,362,000	4,016,275

Delta Air Lines, Inc.			192,770	6,679,481

				12,719,736
Auto components (0.3%)

Dana Holding Corp.			115,700	2,692,339

				2,692,339
Automobiles (1.4%)

Fiat SpA (Italy)(NON)(S)			76,443	889,884

General Motors Co.			144,300	4,966,806

Tesla Motors, Inc.(NON)			25,100	5,232,095

Toyota Motor Corp. (Japan)			31,700	1,784,037

				12,872,822
Banks (2.3%)

Ally Financial, Inc.			362	2,977,450

Banco Espirito Santo SA (Portugal)(NON)(S)			1,639,911	3,070,284

Citigroup, Inc.			147,400	7,016,240

Credicorp, Ltd. (Peru)(S)			19,700	2,717,024

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			574,225	959,908

Grupo Financiero Banorte SAB de CV (Mexico)			405,300	2,740,909

Wells Fargo & Co.			20,400	1,014,696

				20,496,511
Biotechnology (8.0%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			113,300	5,225,396

Basilea Pharmaceutica (Switzerland)			10,197	1,163,823

Biogen Idec, Inc.(NON)			14,800	4,526,876

Celgene Corp.(NON)			111,200	15,523,520

Cubist Pharmaceuticals, Inc.(NON)			119,100	8,712,165

Dynavax Technologies Corp.(NON)			980,500	1,764,900

Gilead Sciences, Inc.(NON)			462,200	32,751,492

InterMune, Inc.(NON)			64,850	2,170,530

Vertex Pharmaceuticals, Inc.(NON)			15,900	1,124,448

				72,963,150
Capital markets (1.1%)

Carlyle Group LP (The) (Partnership shares)			76,100	2,674,154

Charles Schwab Corp. (The)			131,700	3,599,361

Fortress Investment Group, LLC Class A			140,212	1,037,569

KKR & Co. LP			75,100	1,715,284

State Street Corp.			15,600	1,084,980

				10,111,348
Chemicals (4.3%)

Axiall Corp.			57,000	2,560,440

Chemtura Corp.(NON)			96,698	2,445,492

Dow Chemical Co. (The)			21,000	1,020,390

Huntsman Corp.			212,600	5,191,692

Monsanto Co.			119,200	13,561,384

Potash Corp. of Saskatchewan, Inc. (Canada)			46,800	1,695,096

Solvay SA (Belgium)			5,973	937,660

Symrise AG (Germany)			19,797	988,931

Tronox, Ltd. Class A			318,408	7,568,558

Wacker Chemie AG (Germany)(S)			27,755	3,388,916

				39,358,559
Commercial services and supplies (0.2%)

Regus PLC (United Kingdom)			528,946	1,943,559

				1,943,559
Communications equipment (1.4%)

Qualcomm, Inc.			156,391	12,332,994

				12,332,994
Containers and packaging (0.2%)

Sealed Air Corp.			54,400	1,788,128

				1,788,128
Diversified consumer services (1.5%)

H&R Block, Inc.			72,700	2,194,813

ITT Educational Services, Inc.(NON)(S)			366,894	10,522,520

Nord Anglia Education, Inc. (Hong Kong)(NON)			29,801	571,285

				13,288,618
Diversified financial services (0.5%)

CME Group, Inc.			61,900	4,581,219

				4,581,219
Electrical equipment (0.3%)

Eaton Corp PLC			40,000	3,004,800

				3,004,800
Electronic equipment, instruments, and components (0.4%)

Anixter International, Inc.			38,200	3,878,064

				3,878,064
Energy equipment and services (2.5%)

Ezion Holdings, Ltd. (Singapore)			1,886,800	3,248,437

Halliburton Co.			106,893	6,294,929

Petrofac, Ltd. (United Kingdom)			156,555	3,753,190

Rowan Cos. PLC Class A(NON)			48,000	1,616,640

Schlumberger, Ltd.			78,725	7,675,688

				22,588,884
Food and staples retail (0.7%)

CVS Caremark Corp.			82,400	6,168,464

				6,168,464
Food products (0.2%)

Mead Johnson Nutrition Co.			22,598	1,878,798

				1,878,798
Health-care equipment and supplies (1.0%)

Baxter International, Inc.			84,000	6,180,720

St. Jude Medical, Inc.			41,500	2,713,685

				8,894,405
Health-care providers and services (0.6%)

Catamaran Corp.(NON)			53,864	2,410,953

Express Scripts Holding Co.(NON)			35,769	2,685,894

				5,096,847
Hotels, restaurants, and leisure (1.5%)

Las Vegas Sands Corp.			13,100	1,058,218

Penn National Gaming, Inc.(NON)			115,600	1,424,192

Starbucks Corp.			71,600	5,254,008

Thomas Cook Group PLC (United Kingdom)(NON)			1,969,516	5,920,112

				13,656,530
Household durables (3.8%)

Beazer Homes USA, Inc.(NON)(S)			83,200	1,670,656

D.R. Horton, Inc.(S)			230,400	4,988,160

Hovnanian Enterprises, Inc. Class A(NON)(S)			163,300	772,409

MDC Holdings, Inc.(S)			38,500	1,088,780

Panasonic Corp. (Japan)			489,500	5,584,352

PulteGroup, Inc.			949,900	18,228,581

Skyworth Digital Holdings, Ltd. (China)			548,000	301,154

Sony Corp. (Japan)			111,200	2,119,828

				34,753,920
Industrial conglomerates (1.5%)

Siemens AG (Germany)			85,890	11,560,482

Toshiba Corp. (Japan)			539,000	2,278,210

				13,838,692
Insurance (3.3%)

American International Group, Inc.			132,000	6,601,320

Assured Guaranty, Ltd.			437,332	11,073,246

Genworth Financial, Inc. Class A(NON)			130,100	2,306,673

Hartford Financial Services Group, Inc. (The)			292,470	10,315,417

				30,296,656
Internet and catalog retail (2.3%)

Amazon.com, Inc.(NON)			6,500	2,187,380

Bigfoot GmbH (acquired 8/2/13, cost $2,088,293) (Private) (Brazil)(F)(RES)(NON)			95	1,408,204

Ctrip.com International, Ltd. ADR (China)(NON)(S)			46,500	2,344,530

Groupon, Inc.(NON)			473,900	3,715,376

priceline.com, Inc.(NON)			4,503	5,367,081

Vipshop Holdings, Ltd. ADR (China)(NON)(S)			15,183	2,266,822

Zalando AG (acquired 9/30/13, cost $3,497,530) (Private) (Germany)(F)(RES)(NON)			78	3,508,753

				20,798,146
Internet software and services (10.0%)

58.Com, Inc. ADR (China)(NON)(S)			30,811	1,282,662

Baidu, Inc. ADR (China)(NON)			19,900	3,032,362

eBay, Inc.(NON)			102,645	5,670,110

Facebook, Inc. Class A(NON)			370,533	22,320,908

Facebook, Inc. Class B(F)			24,080	1,450,579

Google, Inc. Class A(NON)			42,568	47,442,456

Internet Initiative Japan, Inc. (Japan)			119,700	2,884,341

Pandora Media, Inc.(NON)			151,300	4,587,416

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)			21,100	2,101,138

Yahoo!, Inc.(NON)			13,700	491,830

				91,263,802
IT Services (3.2%)

MasterCard, Inc. Class A			11,200	836,640

Unisys Corp.(NON)			153,601	4,678,686

Visa, Inc. Class A			108,000	23,312,880

				28,828,206
Leisure products (0.7%)

Brunswick Corp.			66,575	3,015,182

Sega Sammy Holdings, Inc. (Japan)			164,400	3,674,676

				6,689,858
Life sciences tools and services (0.5%)

Thermo Fisher Scientific, Inc.			32,900	3,955,896

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)			26,500	976,790

				4,932,686
Media (3.7%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)(NON)(S)			180,908	2,783,875

CBS Corp. Class B (non-voting shares)			108,500	6,705,300

Comcast Corp. Class A			190,415	9,524,558

DIRECTV(NON)			37,500	2,865,750

DISH Network Corp. Class A(NON)			15,700	976,697

Liberty Global PLC Class A (United Kingdom)(NON)(S)			62,249	2,589,558

Liberty Global PLC Class C (United Kingdom)(NON)			48,049	1,956,075

Mediaset SpA (Italy)(NON)			684,858	3,828,700

Numericable Group SAS (France)(NON)(S)			56,948	2,238,304

				33,468,817
Metals and mining (1.3%)

Barrick Gold Corp. (Canada)			118,800	2,118,204

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)			98,826	3,268,176

Glencore Xstrata PLC (United Kingdom)			890,118	4,582,470

Regis Resources, Ltd. (Australia)			635,383	1,338,177

Yamana Gold, Inc. (Canada)			101,400	887,881

				12,194,908
Multiline retail (0.4%)

Macy's, Inc.			29,700	1,760,913

Target Corp.			36,900	2,232,819

				3,993,732
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			29,000	2,458,040

Cairn Energy PLC (United Kingdom)(NON)			285,916	795,554

Cobalt International Energy, Inc.(NON)			121,900	2,233,208

EOG Resources, Inc.			34,600	6,787,482

Gulfport Energy Corp.(NON)			18,100	1,288,358

Marathon Oil Corp.			200,469	7,120,659

QEP Resources, Inc.			126,200	3,715,328

Royal Dutch Shell PLC Class A (United Kingdom)			92,598	3,382,351

Suncor Energy, Inc. (Canada)			131,600	4,600,736

				32,381,716
Paper and forest products (0.3%)

International Paper Co.			59,900	2,748,212

				2,748,212
Personal products (1.1%)

Coty, Inc. Class A(S)			641,170	9,604,727

				9,604,727
Pharmaceuticals (4.9%)

AbbVie, Inc.			154,300	7,931,020

Actavis PLC(NON)			58,915	12,127,653

Allergan, Inc.			25,600	3,176,960

Bristol-Myers Squibb Co.			35,300	1,833,835

Jazz Pharmaceuticals PLC(NON)			118,942	16,494,877

Questcor Pharmaceuticals, Inc.(S)			7,300	473,989

Sanofi (France)			22,538	2,349,824

				44,388,158
Real estate investment trusts (REITs) (1.0%)

American Tower Corp.(R)			23,000	1,883,010

Gaming and Leisure Properties, Inc.(R)(S)			93,693	3,416,047

Hibernia REIT PLC (Ireland)(NON)(R)			2,700,000	3,935,394

				9,234,451
Real estate management and development (0.5%)

RE/MAX Holdings, Inc. Class A(NON)			136,063	3,922,696

Sun Hung Kai Properties, Ltd. (Hong Kong)			64,516	791,079

				4,713,775
Road and rail (0.4%)

Genesee & Wyoming, Inc. Class A(NON)			32,500	3,162,900

				3,162,900
Semiconductors and semiconductor equipment (2.6%)

Avago Technologies, Ltd.			45,000	2,898,450

Canadian Solar, Inc. (Canada)(NON)(S)			59,500	1,906,380

Himax Technologies, Inc. ADR (Taiwan)(S)			161,800	1,863,936

Lam Research Corp.(NON)			31,500	1,732,500

Micron Technology, Inc.(NON)			485,987	11,498,452

Samsung Electronics Co., Ltd. (South Korea)			2,718	3,437,098

				23,336,816
Software (4.3%)

Electronic Arts, Inc.(NON)(S)			104,500	3,031,545

Longtop Financial Technologies, Ltd. ADR (Hong Kong)(F)(NON)			99,123	—

Microsoft Corp.			361,900	14,834,281

Oracle Corp.			325,361	13,310,519

Red Hat, Inc.(NON)			27,000	1,430,460

Splunk, Inc.(NON)			12,300	879,327

Synopsys, Inc.(NON)			45,600	1,751,496

TiVo, Inc.(NON)			297,200	3,931,956

				39,169,584
Specialty retail (3.7%)

Bed Bath & Beyond, Inc.(NON)(S)			43,950	3,023,760

Gap, Inc. (The)			77,800	3,116,668

Home Depot, Inc. (The)			105,500	8,348,215

Lowe's Cos., Inc.			92,300	4,513,470

Office Depot, Inc.(NON)			2,600,145	10,738,599

Pets at Home Group PLC (United Kingdom)(NON)			346,755	1,387,422

Sears Hometown and Outlet Stores, Inc.(NON)			33,073	782,176

Tile Shop Holdings, Inc.(NON)(S)			117,507	1,815,483

				33,725,793
Technology hardware, storage, and peripherals (5.6%)

Apple, Inc.			60,189	32,305,844

EMC Corp.			50,700	1,389,687

SanDisk Corp.			88,000	7,144,720

Seagate Technology PLC(S)			19,250	1,081,080

Western Digital Corp.			102,000	9,365,640

				51,286,971
Textiles, apparel, and luxury goods (0.2%)

Tumi Holdings, Inc.(NON)			73,500	1,663,305

				1,663,305
Thrifts and mortgage finance (0.5%)

Radian Group, Inc.(S)			268,700	4,038,561

				4,038,561
Tobacco (1.2%)

Japan Tobacco, Inc. (Japan)			107,000	3,355,123

Philip Morris International, Inc.			96,331	7,886,619

				11,241,742
Trading companies and distributors (0.2%)

Mitsubishi Corp. (Japan)			107,800	1,999,067

				1,999,067
Wireless telecommunication services (0.5%)

SoftBank Corp. (Japan)			18,100	1,365,092

Vodafone Group PLC ADR (United Kingdom)			81,436	2,997,659

				4,362,751

Total common stocks (cost $662,462,025)				$854,969,139

INVESTMENT COMPANIES (1.5%)(a)
			Shares	Value

CSOP FTSE China A50 ETF (China)			2,774,800	$2,976,386

iShares Dow Jones U.S. Home Construction Index Fund(S)			118,000	2,857,960

iShares FTSE A50 China Index ETF (China)(S)			3,617,000	3,863,438

Market Vectors Gold Miners ETF			130,327	3,075,717

Market Vectors Junior Gold Miners ETF(NON)			34,650	1,251,905

Total investment companies (cost $14,936,194)				$14,025,406

WARRANTS (1.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp.(W)	10/28/18	$30.79	2,020,248	$1,838,426

Global Mediacom Tbk PT 144A (Indonesia)	10/4/16	0.00	4,970,000	1,028,119

JPMorgan Chase & Co.(W)	10/28/18	42.42	184,786	3,732,677

Matahari Department Store 144A (Indonesia)	3/25/16	0.00	1,386,500	1,696,506

Wells Fargo & Co.(W)	10/28/18	34.01	257,262	4,795,364

Total warrants (cost $8,274,010)				$13,091,092

PURCHASED OPTIONS OUTSTANDING (1.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Alcatel-Lucent (Call)	Apr-14/$2.50		$922,371	$1,292,696

Amazon.com, Inc. (Call)	May-14/360.00		20,811	135,272

Assured Guaranty, Ltd. (Call)	Apr-14/25.00		236,582	173,888

Fiat SpA (Call)	Apr-14/4.00		266,069	1,632,393

iShares MSCI Emerging Markets ETF (Call)	Apr-14/42.50		344,396	54,972

Juniper Networks, Inc. (Call)	Apr-14/18.00		122,392	950,371

Market Vectors Gold Miners ETF (Call)	Jun-14/28.00		310,641	98,184

Market Vectors Gold Miners ETF (Call)	Jun-14/30.00		476,040	71,692

Micron Technology, Inc. (Call)	Apr-14/20.00		412,335	1,626,868

Micron Technology, Inc. (Call)	Apr-14/24.00		412,335	494,802

Nokia OYJ (Call)	May-14/6.00		448,073	684,965

PulteGroup, Inc. (Call)	Jul-14/25.00		864,396	78,703

PulteGroup, Inc. (Call)	Jul-14/23.00		387,674	102,776

PulteGroup, Inc. (Call)	Jul-14/23.00		306,171	78,717

PulteGroup, Inc. (Call)	Jul-14/27.00		387,674	17,628

SPDR S&P 500 ETF Trust (Call)	Apr-14/192.00		1,300,202	234,036

SPDR S&P 500 ETF Trust (Call)	Apr-14/191.00		316,026	93,240

SPDR S&P 500 ETF Trust (Call)	Mar-14/189.00		1,313,877	1

SPDR S&P 500 ETF Trust (Call)	Mar-14/189.00		349,072	—

SPDR S&P 500 ETF Trust (Put)	Mar-14/183.00		1,263,902	1

SPDR S&P 500 ETF Trust (Put)	Mar-14/180.00		591,872	1

SPDR S&P 500 ETF Trust (Put)	Mar-14/176.00		591,872	1

SPDR S&P 500 ETF Trust (Put)	Mar-14/177.00		355,159	—

Whirlpool Corp. (Call)	Apr-14/95.00		47,183	2,571,460

Whirlpool Corp. (Call)	Apr-14/95.00		32,935	1,794,811

Total purchased options outstanding (cost $12,818,320)				$12,187,478

SHORT-TERM INVESTMENTS (8.1%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, February 5, 2015(SEGSF)			$790,000	$789,286

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			371,000	370,738

Putnam Cash Collateral Pool, LLC 0.18%(d)			53,908,803	53,908,803

Putnam Short Term Investment Fund 0.07%(AFF)			12,179,861	12,179,861

SSgA Prime Money Market Fund zero %(P)			6,535,600	6,535,600

Total short-term investments (cost $73,784,254)				$73,784,288

TOTAL INVESTMENTS

Total investments (cost $772,274,803)(b)				$968,057,403

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $102,595,073) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International
	Euro	Sell	6/18/14	$47,840,052	$47,801,713	$(38,339)
	Japanese Yen	Sell	5/21/14	23,889,050	24,214,396	325,346
UBS AG
	British Pound	Sell	6/18/14	30,545,881	30,578,964	33,083

Total						$320,090

WRITTEN OPTIONS OUTSTANDING at 3/31/14 (premiums $2,748,333) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Amazon.com, Inc. (Call)	May-14/$380.00	$20,811	$46,825
Assured Guaranty, Ltd. (Call)	Apr-14/27.00	236,582	16,336
iShares MSCI Emerging Markets ETF (Call)	Apr-14/43.50	344,396	17,030
Market Vectors Gold Miners ETF (Call)	Jun-14/30.00	310,641	46,783
Market Vectors Gold Miners ETF (Call)	Jun-14/32.00	476,040	32,675
Micron Technology, Inc. (Call)	Apr-14/22.00	824,670	1,937,976
PulteGroup, Inc. (Call)	Jul-14/25.00	775,348	70,595
PulteGroup, Inc. (Call)	Jul-14/27.00	864,396	39,306
PulteGroup, Inc. (Call)	Jul-14/25.00	306,171	27,877
SPDR S&P 500 ETF Trust (Call)	Apr-14/194.00	1,300,202	84,734
SPDR S&P 500 ETF Trust (Call)	Apr-14/193.00	316,026	29,798
SPDR S&P 500 ETF Trust (Call)	Mar-14/190.00	1,313,877	1
SPDR S&P 500 ETF Trust (Call)	Mar-14/191.00	349,072	—
SPDR S&P 500 ETF Trust (Put)	Mar-14/182.00	1,263,902	1
SPDR S&P 500 ETF Trust (Put)	Mar-14/178.00	1,183,744	1
SPDR S&P 500 ETF Trust (Put)	Mar-14/175.00	355,159	—

Total			$2,349,938

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	105,020	$—	7/28/14	(3 month USD-LIBOR-BBA plus 0.32%)	A basket (DBPTMATR) of common stocks	$(863,647)

Total		$—		$(863,647)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $909,725,491.
(b)	The aggregate identified cost on a tax basis is $782,177,227, resulting in gross unrealized appreciation and depreciation of $209,618,122 and $23,737,946, respectively, or net unrealized appreciation of $185,880,176.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $4,916,957, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$4,120,327	$99,486,688	$91,427,154	$733	$12,179,861
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $53,908,803, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $52,671,691.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,215,983 to cover certain derivatives contracts.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,339,297 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $813,838 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,069,093.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$159,222,876	$13,464,047	$4,916,957
Consumer staples	25,538,608	3,355,123	—
Energy	51,722,163	3,248,437	—
Financials	79,703,992	3,768,529	—
Health care	136,275,246	—	—
Industrials	54,910,614	8,293,552	—
Information technology	242,324,419	7,772,018	—
Materials	54,751,630	1,338,177	—
Telecommunication services	2,997,659	1,365,092	—
Total common stocks	807,447,207	42,604,975	4,916,957
Investment companies	7,185,582	6,839,824	—
Purchased options outstanding	—	12,187,478	—
Warrants	10,366,467	2,724,625	—
Short-term investments	18,715,461	55,068,827	—

Totals by level	$843,714,717	$119,425,729	$4,916,957

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$320,090	$—
Written options outstanding	—	(2,349,938)	—
Total return swap contracts	—	(863,647)	—

Totals by level	$—	$(2,893,495)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$358,429	$38,339
Equity contracts	25,278,570	3,213,585

Total	$25,636,999	$3,251,924

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$14,200,000
Written equity option contracts (contract amount)		$12,700,000
Forward currency contracts (contract amount)		$102,100,000
OTC total return swap contracts (notional)		$11,600,000
Warrants (number of warrants)		9,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	—
	Forward currency contracts#	—	—	325,346	—	—	—	33,083	358,429
	Purchased options#	6,014,715	135,272	1	120,404	1,959,689	3,957,396	1	12,187,478

	Total Assets	$6,014,715	$135,272	$325,347	$120,404	$1,959,689	$3,957,396	$33,084	$12,545,907
	Liabilities:
	OTC Total return swap contracts*#	—	—	—	863,647	—	—	—	863,647
	Forward currency contracts#	—	—	38,339	—	—	—	—	38,339
	Written options#	2,056,077	46,825	1	70,595	146,641	29,798	1	2,349,938

	Total Liabilities	$2,056,077	$46,825	$38,340	$934,242	$146,641	$29,798	$1	$3,251,924

	Total Financial and Derivative Net Assets	$3,958,638	$88,447	$287,007	$(813,838)	$1,813,048	$3,927,598	$33,083	$9,293,983
	Total collateral received (pledged)##†	$2,995,600	$—	$174,453	$(813,838)	$1,755,808	$3,540,000	$33,083	$7,685,106
	Net amount	$963,038	$88,447	$112,554	$—	$57,240	$387,598	$—	$1,608,877

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014